Stock-Based Payments - Inducement Grants (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	951,300	2,417,600
Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non statutory stock options to purchase an aggregate shares of common stock		1,110,000
Vesting period		4 years
Award expiration period		3 years
Vesting on one year anniversary of vesting commencement date | Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting (as a percent)		25.00%
Vesting ratably on a monthly basis | Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting (as a percent)		75.00%
Non Statutory Stock Option [Member] | Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Award expiration period	3 years
Granted	1,110,000
Non Statutory Stock Option [Member] | Vesting on one year anniversary of vesting commencement date | Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting (as a percent)	25.00%
Non Statutory Stock Option [Member] | Vesting ratably on a monthly basis | Inducement Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting (as a percent)	75.00%